Related Party Transactions - Schedule of Trade Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Related Party Transaction [Line Items]
Employee benefit expense paid to senior management	$ 291,281		$ 165,577		$ 313,908
Consultation fee paid to senior management			5,769
Yujie, Chen [Member]
Related Party Transaction [Line Items]
Employee benefit expense paid to senior management	94,615		94,615		60,000
Chi Bun Alan, Chung [Member]
Related Party Transaction [Line Items]
Employee benefit expense paid to senior management		[1]		[1]	230,318
Hao Xiang, Pan [Member]
Related Party Transaction [Line Items]
Employee benefit expense paid to senior management		[1]	70,962		23,590
Ying Wo Sammy, Ho [Member]
Related Party Transaction [Line Items]
Employee benefit expense paid to senior management	102,051			[1]		[1]
Ka Wing Eric, Law [Member]
Related Party Transaction [Line Items]
Employee benefit expense paid to senior management	94,615			[1]		[1]
Tak Kai Raymond, Tam [Member]
Related Party Transaction [Line Items]
Consultation fee paid to senior management			$ 5,769

[1]	These individuals have either left their positions or have not yet been appointed as senior management during the year